Financial instruments (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Assets
Cash and Due from Banks	SFr 240	SFr 304
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	104,283
Securities received as collateral	28,851	26,854
Trading assets	205,898	241,313
Investment securities	2,965	2,379
Other investments	4,611	5,642
Loans	19,778	22,913
Other intangible assets (mortgage servicing rights)	81	70
Other assets	28,145	32,321
Netting impact	(356,200)	(590,300)
Recurring basis
Assets
Cash and Due from Banks	240	304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	104,283
Securities received as collateral	28,851	26,854
Trading assets	205,898	241,313
Investment securities	2,965	2,379
Other investments	4,611	5,642
Loans	19,778	22,913
Loans - of which commercial and industrial	11,090	11,669
Loans - of which financial institutions	5,726	7,721
Other intangible assets (mortgage servicing rights)	81	70
Other assets	28,145	32,321
Other assets - of which loans held-for-sale	20,856	22,958
Netting impact	(356,166)	(590,298)
Total assets at fair value	371,207	436,079
Less other investments - equity at fair value attributable to noncontrolling interests	(703)	(1,029)
Less assets consolidated under ASU 2009-17	(11,183)	(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	359,321	422,772
Recurring basis | Private equity
Assets
Other investments	1,084	1,268
Recurring basis | Private equity - of which equity funds
Assets
Other investments	449	567
Recurring basis | Hedge funds
Assets
Other investments	341	533
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	301	483
Recurring basis | Other equity investments
Assets
Other investments	1,559	2,007
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,552	1,925
Recurring basis | Life finance instruments
Assets
Other investments	1,627	1,834
Recurring basis | Debt securities
Assets
Securities received as collateral	583	902
Trading assets	83,381	94,405
Investment securities	2,875	2,271
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	31,866	37,031
Investment securities	1,692	1,962
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	297	745
Trading assets	19,511	23,970
Investment securities	250	309
Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,943	22,762
Investment securities	687
Recurring basis | Debt securities | CMBS
Assets
Trading assets	4,625	5,550
Investment securities	246
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	4,044	4,606
Recurring basis | Equity securities
Assets
Securities received as collateral	28,268	25,952
Trading assets	80,481	94,493
Investment securities	90	108
Recurring basis | Derivative instruments
Assets
Trading assets	30,040	37,979
Netting impact	(355,150)	(589,323)
Recurring basis | Other
Assets
Trading assets	11,996	14,436
Recurring basis | Other assets
Assets
Netting impact	(1,016)	(975)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	28,320	26,029
Trading assets	110,375	125,923
Investment securities	1,694	1,964
Other investments	5	77
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	1,958	2,457
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	142,352	156,450
Less other investments - equity at fair value attributable to noncontrolling interests	(4)	(75)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	142,348	156,375
Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	5	77
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	112	121
Trading assets	27,506	31,937
Investment securities	1,692	1,962
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,334	31,708
Investment securities	1,692	1,962
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	16	28
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	28,208	25,908
Trading assets	73,602	86,532
Investment securities	2	2
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	6,755	4,467
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,486	1,616
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	185	118
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	5,081	2,711
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,512	2,987
Level 2 | Recurring basis
Assets
Cash and Due from Banks	240	304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,490	104,206
Securities received as collateral	531	825
Trading assets	436,536	687,533
Investment securities	1,123	412
Other investments	189	294
Loans	11,509	13,560
Loans - of which commercial and industrial	5,784	5,816
Loans - of which financial institutions	3,906	6,227
Other intangible assets (mortgage servicing rights)	0	0
Other assets	21,550	23,371
Other assets - of which loans held-for-sale	15,565	16,107
Total assets at fair value	552,170	830,505
Less other investments - equity at fair value attributable to noncontrolling interests	(38)	(133)
Less assets consolidated under ASU 2009-17	(8,254)	(9,123)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	543,878	821,249
Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	104	219
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	69	181
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	83	75
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	83	70
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	2	0
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	471	781
Trading assets	52,179	58,003
Investment securities	1,038	309
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,218	4,869
Investment securities	0	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	297	745
Trading assets	18,252	22,507
Investment securities	250	309
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,358	22,150
Investment securities	542
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	4,467	5,293
Investment securities	246
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,849	3,185
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	60	44
Trading assets	5,191	6,395
Investment securities	85	103
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	373,579	616,012
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	265,480	467,002
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	62,874	89,102
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	22,761	26,904
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	19,874	24,451
Level 2 | Recurring basis | Other
Assets
Trading assets	5,587	7,123
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	146	77
Securities received as collateral	0	0
Trading assets	14,137	17,180
Investment securities	148	3
Other investments	4,417	5,271
Loans	8,269	9,353
Loans - of which commercial and industrial	5,306	5,853
Loans - of which financial institutions	1,820	1,494
Other intangible assets (mortgage servicing rights)	81	70
Other assets	5,653	7,468
Other assets - of which loans held-for-sale	5,291	6,851
Total assets at fair value	32,851	39,422
Less other investments - equity at fair value attributable to noncontrolling interests	(661)	(821)
Less assets consolidated under ASU 2009-17	(2,929)	(3,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,261	35,446
Level 3 | Recurring basis | Private equity
Assets
Other investments	1,084	1,268
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	449	567
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	237	314
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	232	302
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	1,471	1,855
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,469	1,855
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,625	1,834
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0	0
Trading assets	3,696	4,465
Investment securities	145	0
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	314	454
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	1,243	1,435
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	585	612
Investment securities	145
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	158	257
Investment securities	0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,195	1,421
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	0	0
Trading assets	1,688	1,566
Investment securities	3	3
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	4,856	6,823
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,141	1,803
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	372	301
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	938	1,063
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	1,292	2,569
Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 3,897	SFr 4,326